FMI International Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

LONG-TERM INVESTMENTS – 95.8% COMMON STOCKS - 91.3%	Shares	Value
Bermuda - 5.6%
Miscellaneous Commercial Services - 2.9%
Genpact Ltd.	4,300,000	$138,417,000
		$–
Multi-Line Insurance - 2.7%
Arch Capital Group Ltd.(a)	1,240,000	125,103,600
Total Bermuda		263,520,600

Britain - 28.1%
Beverages: Alcoholic - 2.6%
Diageo PLC	3,905,000	122,593,089
		$–
Beverages: Non-Alcoholic - 2.8%
Coca-Cola Europacific Partners PLC	1,845,000	134,445,150
		$–
Electrical Products - 2.3%
Smiths Group PLC	5,015,000	107,905,363
		$–
Electronics/Appliances - 2.6%
Howden Joinery Group PLC	11,085,000	122,598,954
		$–
Finance/Rental/Leasing - 2.0%
Ashtead Group PLC	1,410,000	94,009,529
		$–
Food: Specialty/Candy - 3.7%
Greggs PLC	4,975,000	173,856,855
		$–
Household/Personal Care - 4.4%
Unilever PLC	3,745,000	205,552,279
		$–
Major Banks - 2.4%
Lloyds Banking Group PLC	165,100,000	113,871,583
		$–
Medical Specialties - 2.1%
Smith & Nephew PLC	7,865,000	97,465,154
		$–
Trucks/Construction/Farm Machinery - 3.2%
Weir Group PLC	6,010,000	150,306,979
Total Britain		1,322,604,935

Curacao - 2.0%
Contract Drilling - 2.0%
Schlumberger NV	2,030,000	95,775,400

France - 14.1%
Aerospace & Defense - 2.9%
Safran SA	650,000	136,993,032
		$–
Regional Banks - 2.0%
Edenred SE	2,275,000	96,486,910
		$–
Restaurants - 5.4%
Sodexo SA	2,805,000	252,677,248
		$–
Wholesale Distributors - 3.8%
Rexel SA	6,930,000	179,269,151
Total France		665,426,341

Germany - 1.7%
Medical/Nursing Services - 1.7%
Fresenius Medical Care AG & Co. KGaA	2,105,000	80,446,346

Hong Kong - 2.2%
Tools & Hardware - 2.2%
Techtronic Industries Co. Ltd.	9,225,000	105,163,989

Ireland - 3.3%
Airlines - 3.3%
Ryanair Holdings PLC - SP - ADR	1,325,000	154,283,000

Japan - 6.3%
Chemicals: Specialty - 2.0%
NOF Corp.	6,800,000	93,262,856
		$–
Computer Processing Hardware - 2.4%
Sony Group Corp.	1,330,000	113,344,163
		$–
Electronic Equipment/Instruments - 1.9%
Yokogawa Electric Corp.	3,680,000	89,372,795
Total Japan		295,979,814

Jersey - 6.8%
Wholesale Distributors - 6.8%
Ferguson PLC	1,685,000	323,159,602

Luxembourg - 5.0%
Discount Stores - 5.0%
B&M European Value Retail SA	42,800,000	235,783,592

Netherlands - 3.0%
Medical Specialties - 3.0%
Koninklijke Philips NV(a)	5,553,474	139,661,803

Singapore - 2.5%
Major Banks - 2.5%
DBS Group Holdings Ltd.	4,520,000	119,051,390

Switzerland - 5.7%
Medical Distributors - 2.1%
DKSH Holding AG	1,490,000	100,665,591
		$–
Pharmaceuticals: Major - 3.6%
Roche Holding AG	605,000	167,620,591
Total Switzerland		268,286,182

United States - 5.0%
Other Consumer Services - 5.0%
Booking Holdings, Inc.	59,000	233,728,500
TOTAL COMMON STOCKS (Cost $3,583,853,694)		4,302,871,494

PREFERRED STOCK - 4.5%
South Korea - 4.5%
Telecommunications Equipment — 4.5%
Samsung Electronics Co. Ltd	4,625,000	212,365,060
TOTAL PREFERRED STOCK (Cost $126,938,269)		212,365,060
TOTAL LONG-TERM INVESTMENTS (Cost $3,710,791,963)		4,515,236,554

SHORT-TERM INVESTMENT - 4.2%
Money Market Fund - 4.2%
First American Treasury Obligations Fund - Class X, 5.21%(b)	195,671,850	195,671,850
TOTAL SHORT-TERM INVESTMENT (Cost $195,671,850)		195,671,850

TOTAL INVESTMENTS - 100.0% (Cost $3,906,463,813)		4,710,908,404
Money Market Deposit Account – 0.0%(c)(d)		249,676
Liabilities in Excess of Other Assets – (0.0)%(d)		(294,313)
TOTAL NET ASSETS - 100.0%		$4,710,863,767

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SP - ADR – Sponsored American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.17%. This MMDA is held as collateral for certain forward currency contracts.

(d)	Represents less than 0.05% of net assets.

FMI International Fund
Schedule of Forward Currency Contracts
as of June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

07/19/2024	JPY	13,000,000,000	USD	84,248,510	BNY Mellon Capital Markets LLC	$(3,182,322)
07/19/2024	USD	221,565,895	CHF	200,000,000	BNY Mellon Capital Markets LLC	(1,617,607)
07/19/2024	USD	944,749,890	EUR	885,000,000	BNY Mellon Capital Markets LLC	(4,001,678)
07/19/2024	USD	1,558,637,500	GBP	1,250,000,000	State Street Bank & Trust Co.	(21,694,485)
07/19/2024	USD	108,830,647	HKD	850,000,000	J.P. Morgan Securities, Inc.	(90,857)
07/19/2024	USD	327,692,651	JPY	50,000,000,000	BNY Mellon Capital Markets LLC	15,899,620
07/19/2024	USD	199,347,590	KRW	275,000,000,000	State Street Bank & Trust Co.	(673,598)
07/19/2024	USD	95,807,324	SGD	130,000,000	J.P. Morgan Securities, Inc.	(161,784)
Total Unrealized Appreciation (Depreciation)						$(15,522,711)

FMI International Fund

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The following table summarizes the Fund’s investments as of June 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$982,418,241	$3,320,453,253	$–	$4,302,871,494
Preferred Stock	–	212,365,060	–	212,365,060
Money Market Fund	195,671,850	–	–	195,671,850
Total Investments	$1,178,090,091	$3,532,818,313	$–	$4,710,908,404

Other Financial Instruments*:
Forwards	$–	$15,899,620	$–	$15,899,620
Total Other Financial Instruments	$–	$15,899,620	$–	$15,899,620

Liabilities:
Other Financial Instruments*:
Forwards	$–	$(31,422,331)	$–	$(31,422,331)
Total Other Financial Instruments	$–	$(31,422,331)	$–	$(31,422,331)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.

Refer to the Schedule of Investments for additional information.